Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2019 and 2020, respectively.

	Millions of yen
	2019	2020
Cash and Cash Equivalents	¥1,161,032	¥982,666
Restricted Cash	122,548	152,618

Cash, Cash Equivalents and Restricted Cash	¥1,283,580	¥1,135,284

Cash Payments	Cash payments during fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Cash payments:
Interest	¥75,013	¥92,424	¥99,788
Income taxes, net	181,854	67,065	124,236